Events after the end of the financial year (Details) - Divestment of Tele2 Netherlands kr in Billions	Jan. 02, 2019 SEK (kr)
Events after the end of the financial year
Sale price of discontinued operation, excluding share in combined company	kr 1.9
Percentage of share in combined company received on sale of discontinued operation	25.00%
Capital gain	kr 0.1
Reversal of exchange rate differences	kr 0.2